Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value MeasurementsThe Company’s financial assets and liabilities measured at fair value on a recurring basis are classified by level within the fair value hierarchy. There were no financial assets or liabilities measured using Level 3 inputs as of
December 31, 2021 and 2020. The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurement as of December 31, 2021
	Level 1	Level 2	Total
Assets:
Cash equivalents:
Money market funds	$474,294	$—	$474,294
Marketable securities:
Commercial paper	—	83,728	83,728
Corporate securities	—	78,363	78,363
U.S. Treasury securities	—	15,188	15,188
Asset-backed securities	—	16,720	16,720
Total marketable securities	—	193,999	193,999
Total cash equivalents and marketable securities	$474,294	$193,999	$668,293

	Fair Value Measurement as of December 31, 2020
	Level 1	Level 2	Total
Assets:
Cash equivalents:
Money market funds	$28,371	$—	$28,371
Marketable securities:
Commercial paper	—	27,473	27,473
Corporate securities	—	6,938	6,938
U.S. Treasury securities	—	16,158	16,158
Asset-backed securities	—	2,772	2,772
Total marketable securities	—	53,341	53,341
Total cash equivalents and marketable securities	$28,371	$53,341	$81,712
The Company classifies its cash equivalents, marketable securities, and restricted cash within Level 1 or Level 2 because it determines their fair values using quoted market prices or alternative pricing sources and models utilizing market observable inputs. There were no transfers between levels of the fair value hierarchy during the years ended December 31, 2021 and 2020.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The carrying amounts of certain financial instruments, including cash held in banks, accounts receivable, and accounts payable approximate fair value due to their short-term maturities and are excluded from the fair value table above.